Goodwill and Intangible Assets - Additional Information (Detail) - Multiple	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Canada [Member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	26.80%	26.80%
U.S [Member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	35.00%	35.00%
Japan [Member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	28.10%	28.20%
Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Price-to-earnings multiples	10.6	10.3
Growth rate used to extrapolate cash flow projections	(5.00%)	(5.00%)
After-tax discount rate applied to cash flow projections	9.00%	9.00%
Pre-tax discount rate applied to cash flow projections	11.00%	11.00%
Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Price-to-earnings multiples	14.8	13.8
Growth rate used to extrapolate cash flow projections	15.00%	15.00%
After-tax discount rate applied to cash flow projections	14.00%	14.00%
Pre-tax discount rate applied to cash flow projections	15.00%	15.00%